Additional Notes - Summary of Gross Carrying Amount of Financial Assets by Credit Risk (Details) - Low [member] - Credit risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent [member]
Gross Carrying Amount by Credit Risk [Line Items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Expected Twelve-Month Loss	Expected Twelve-Month Loss
Gross Carrying Amount	€ 123,248	€ 109,797
Other financial assets at amortised cost [member]
Gross Carrying Amount by Credit Risk [Line Items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Expected Twelve-Month Loss	Expected Twelve-Month Loss
Gross Carrying Amount	€ 845,488	€ 847,300
Accounts Receivable [member]
Gross Carrying Amount by Credit Risk [Line Items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Lifetime Expected Credit Losses	Lifetime Expected Credit Losses
Gross Carrying Amount	€ 76,270	€ 83,778